Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Jun. 30, 2019
Plant and machinery [Member]
Useful life	10 years
Office equipment [Member]
Useful life	5 years
Maximum [Member] | Transportation equipment [Member]
Useful life	10 years
Maximum [Member] | Buildings and improvements [Member]
Useful life	20 years
Minimum [Member] | Transportation equipment [Member]
Useful life	7 years
Minimum [Member] | Buildings and improvements [Member]
Useful life	3 years